Geographic Information and Major Customer and Product Data (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue, Major Customer [Line Items]
Total revenues	$ 1,234	$ 1,617	$ 3,692	$ 4,966	$ 6,545	$ 7,753	$ 5,869
Israel [Member]
Revenue, Major Customer [Line Items]
Total revenues			2
United States [Member]
Revenue, Major Customer [Line Items]
Total revenues	569	962	1,492	3,231	3,558	4,598	3,741
Europe [Member]
Revenue, Major Customer [Line Items]
Total revenues	665	553	2,162	1,567	2,807	3,094	1,144
Asia-Pacific [Member]
Revenue, Major Customer [Line Items]
Total revenues		2	36	10	22	61	984
Latin America [Member]
Revenue, Major Customer [Line Items]
Total revenues				58	58
Africa [Member]
Revenue, Major Customer [Line Items]
Total revenues				$ 100	$ 100